FAIR VALUE MEASUREMENTS - Assets Measured At Fair Value On A Recurring Basis (Details) - EBP 007 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 189,195,648	$ 172,718,369
Shares of registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	179,297,837	161,335,162
Common collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	3,582,040	4,211,546
Employer securities
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,902,650	2,486,444
Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	4,413,121	4,685,217
Total | Shares of registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	179,297,837	161,335,162
Total | Employer securities
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,902,650	2,486,444
Total | Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	4,413,121	4,685,217
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	185,613,608	168,506,823
Level 1 | Shares of registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	179,297,837	161,335,162
Level 1 | Employer securities
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,902,650	2,486,444
Level 1 | Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	4,413,121	4,685,217
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 2 | Shares of registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 2 | Employer securities
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 2 | Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 3 | Shares of registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 3 | Employer securities
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 3 | Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
NAV | Common collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 3,582,040	$ 4,211,546